Share-Based compensation	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of sharebased payment arrangements [text block]

15.    Share-Based compensation

The Company has five outstanding equity-settled share-based incentive plans, including (i) the 2013 warrants plan (the 2013 Plan), (ii) the 2016 warrants plan (the 2016 Plan), (iii) the 2018 warrants plan (the 2018 Plan), (iv) the 2020 warrants plan (the 2020 plan) and (v) the 2021 warrants plan (the 2021 plan). The Company had an extraordinary shareholders’ meeting on February 21, 2020, where it was decided to achieve a share split in a ratio of 500:1. Per Warrant issued before February 21, 2020, 500 common shares will be issuable. For presentation purposes the tables and comments below reflect the number of shares the warrants give right to across all plans.

In accordance with the terms of the various plans, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020. The changes of the year for the equity-settled warrant plans are as follows:

Number of shares (after share split) warrants give right to across all plans	2021	2020
Outstanding at January 1	1,007,500	1,143,500
Granted	401,240	567,000
Forfeited/Cancelled	(750)	(635,000)
Exercised	(414,500)	(68,000)
Outstanding at December 31	993,490	1,007,500
Exercisable at December 31	693,310	1,007,500

In addition, the Company had one cash-settled share-based payment transaction which is explained further below.

15.1.    Description of the equity-settled share-based incentive plans

2013 Plan

On May 3, 2013, the shareholders’ meeting of the Company approved the issuance of 340 warrants, giving each the right to subscribe to one common share of the Company before share split (500 shares after the share split). These warrants are valid until May 3, 2023. In addition, on December 23, 2014, the shareholders’ meeting of the Company issued 300 additional warrants under the 2013 Plan. The Shareholders’ Meeting granted a special proxy to the Board of Directors of the Company in order to (i) identify the beneficiaries, (ii) offer the issued warrants to workers of the Company, and (iii) determine the exercise price of the concerned warrants.

The exercise price of each warrant is €2,585.51 before share split for warrants granted before April 2020. Taking into consideration the share split, this would result in an exercise price of €5.17 per share. The exercise price of each warrant is €5,966.59 before share split for warrants granted in April 2020. Taking into consideration the share split, this would result in an exercise price of €11.94 per share. The key features of the warrants granted under the 2013 Plan are as follows (i) each warrant could be exercised for one share before share split (500 shares after the share split), (ii) the warrants are granted for free, (iii) the warrants have a term of five years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 34.0 % at the grant date, 33.0 % at the first anniversary of the grant date, 33.0 % at the second anniversary. As a result of the IPO, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020.

In April 2020, 1 warrant was granted under the 2013 Plan with an exercise price of €5,966.59 (€11.94 per share after the share split).

The status of the 2013 warrant plan at December 31, is as follows:

Number of shares (after share split) warrants give right to for Plan 2013	2021	2020
Outstanding at January 1	80,500	208,000
Granted	—	500
Forfeited/Cancelled	—	(83,500)
Exercised	(80,500)	(44,500)
Outstanding at December 31	—	80,500
Exercisable at December 31	—	80,500

With respect to the warrants exercised in 2021, a total of 161 warrants representing 80,500 shares after share split, were exercised. There are no outstanding warrants as per December 31, 2021.

2016 Plan

On November 3,  2016, the shareholders’ meeting of the Company approved the issuance of  1,500 warrants, giving each the right to subscribe to one common share of the Company before share split (500 shares after the share split). Under this plan, up to 1,500 warrants can be issued. By consequence, the Company can issue up to 1,500 common shares before share split ( 750,000 shares after the share split) if all warrants are exercised.

The total amount of warrant holders under the 2016 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2016 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2016 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The exercise price of each warrant cannot be less than €2,585.32. Taking into consideration the share split, this would result in an exercise price of €5.17 per share. The key features of the warrants granted under the 2016 Plan are as follows (i) each warrant could be exercised for one share before share split (500 shares after the share split), (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 34.0 % at the grant date,

33.0 % at the first anniversary of the grant date, 33.0 % at the second anniversary. Accordingly, the fair value of the plan is expensed over the vesting period. All  1,500 warrants were granted throughout the years 2016, 2017 and 2018. As a result of the IPO, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020.

The status of the 2016 warrant plan at December 31 is as follows:

Number of shares (after share split) warrants give right to for Plan 2016	2021	2020
Outstanding at January 1	217,500	742,500
Granted	—	—
Forfeited/Cancelled	—	(501,500)
Exercised	(165,000)	(23,500)
Outstanding at December 31	52,500	217,500
Exercisable at December 31	52,500	217,500

With respect to the warrants exercised in 2021, a total of 330 warrants representing 165,000 shares were exercised. Since the 2016 warrant plan prescribes that each warrant gives right to 500 shares and our table above presents the impact on the number of shares, the actual remaining number of warrants as per December 31, 2021 equals 105 representing 52,500 shares.

2018 Plan

On December 12, 2018, the shareholders’ meeting of the Company approved the issuance of 525 warrants, giving each the right to subscribe to one common share of the Company before share split (500 shares after the share split). Under this plan, up to 525 warrants can be issued. By consequence, the Company can issue up to 525 common shares if all warrants are exercised.

The total amount of warrant holders under the 2018 Plan cannot exceed 150 individuals. Unless the Board of Directors determines otherwise, the 2018 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2018 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The exercise price of each warrant cannot be less than €3,259.91. Taking into consideration the share split, this would result in an exercise price of €6.52 per share. The key features of the warrants granted under the 2018 Plan are as follows (i) each warrant could be exercised for one share before share split (500 shares after the share split), (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 34.0 % at the grant date, 33.0 % at the first anniversary of the grant date, 33.0 % at the second anniversary. Accordingly, the fair value of the plan is expensed over the vesting period. As a result of the IPO, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020.

In April 2020, 33 warrants were granted under the 2018 Plan with an exercise price of €5,966.59 (exercise price of €11.93 per share after the share split) while the previous warrants of the 2018 Plan have an exercise price of €3,259.91 (exercise price of €6.52 per share after the share split).

The status of the 2018 warrant plan at December 31 is as follows:

Number of shares (after share split) warrants give right to for Plan 2018	2021	2020
Outstanding at January 1	159,500	193,000
Granted	—	16,500
Forfeited/Cancelled	—	(50,000)
Exercised	(109,500)	—
Outstanding at December 31	50,000	159,500
Exercisable at December 31	50,000	159,500

With respect to the warrants exercised in 2021, a total of 219 warrants representing 109,500 shares were exercised. Since the 2018 warrant plan prescribes that each warrant gives right to 500 shares and our table above presents the impact on the number of shares, the actual remaining number of warrants as per December 31, 2021 equals 100 representing 50,000 shares.

2020 Plan

On April 7,  2020, the shareholders’ meeting of the Company approved the issuance of  550,000 warrants, giving each the right to subscribe to one common share of the Company. Under this plan, up to 550,000 warrants can be issued. By consequence, the Company can issue up to  550,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2020 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2020 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2020 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2020 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 34.0 % at the grant date, 33.0 % at the first anniversary of the grant date, 33.0 % at the second anniversary. Accordingly, the fair value of the plan is expensed over the vesting period. As a result of the IPO, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020. The exercise price of each warrant amounts to €11.94.

The status of the 2020 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for Plan 2020	2021	2020
Outstanding at January 1	550,000	—
Granted	—	550,000
Forfeited/Cancelled	—	—
Exercised	(59,500)	—
Outstanding at December 31	490,500	550,000
Exercisable at December 31	490,500	550,000

With respect to the warrants exercised in 2021, a total of 59,500 warrants representing 59,500 shares were exercised. The remaining number of warrants as per December 31 2021 equals 490,500 representing 490,500 shares.

2021 Plan

On September 8, 2021, the Board of Directors, within the framework of the authorized capital, issued 1,400,000 warrants, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 1,400,000 common shares if all warrants are exercised. On September 17, 2021,  319,240 warrants were granted from which 29,500 warrants were not accepted. On October 27, 2021 111,500 warrants were granted which were all accepted.

The total number of warrant holders under the 2021 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2021 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2021 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2021 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 25.0 % at the grant date, 25.0 % at the first anniversary of the grant date, 25.0 % at the second anniversary of the grant date, 25.0 % at the third anniversary of the grant date. Accordingly, the fair value of the plan is expensed over the vesting period. The exercise price of the 2021 ESOP Warrants granted in 2021 amounts to €25.31.

The status of the 2021 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for Plan 2021	2021	2020
Outstanding at January 1	—	—
Granted	401,240	—
Forfeited/Cancelled	(750)	—
Exercised	—	—
Outstanding at December 31	400,490	—
Exercisable at December 31	100,310	—

15.2.    Accounting for Equity-settled Share-Based Payment

The fair value of the plan is expensed over the vesting period. The share-based compensation expense for all vested warrants recognized in the income statement was €1.3 million for the year ended December 31, 2021, €2.5 million for the year ended December 31, 2020 and €346,000 for the year ended December 31, 2019. The table below details the number of exercisable (vested) warrants and their weighted average exercised price. For presentation purposes the table reflect the number of shares the warrants give right to across all plans.

Total	2021	2020	2019
Exercisable Warrants at December 31	591,015	550,915	1,940
Shares representing the Exercisable Warrants at December 31	693,310	1,007,500	1,143,500
Weighted average exercise price per share	13.10	9.17	5.26
Weighted average share price at the date of exercise	21.45	—	—

15.3.    Fair value

The fair value of each option or subscription right is estimated on the date of grant using the Black & Scholes model based on the following:

●	The dividend return is estimated by reference to the historical dividend payment of the Group. Currently, this is estimated to be zero as no dividend have been paid since inception;
●	Expected volatility is estimated based on a sample of similar companies based on the healthcare products sector of the Damodaran dataset;
●	Risk-free interest rate is based on the yield of EUR bonds with an equivalent term to liquidation event;
●	The expected life of the share options is based on current expectations and is not necessarily indicative of exercise patterns that may occur.
●	Fair value of the shares is estimated based on the market approach using publicly traded companies and acquisitions of private held companies within the same industry as Nyxoah. (Prior to the initial public offering)

The following table provides the input to the Black-Scholes model for warrants granted in 2018, 2019, 2020 and 2021 related to the 2013 warrant plan, the 2016 warrant plan, the 2018 warrant plan, the 2020 warrant plan and the 2021 warrant plan. The table and notes uses as a basis, the number of shares the warrants give right to across all plans.

						Plan 2021	Plan 2021
	Plan 2016	Plan 2018	Plan 2013	Plan 2018	Plan 2020	(grant Sept.	(grant Oct. 27
	(grant 2018)	(grant 2018)	(grant 2018)	(grant 2020)	(grant 2020)	17 2021)	2021)
Return Dividend	—%	—%	—%	—%	—%	—%	—%
Expected volatility	66.92%	56.32%	56.32%	56.32%	56.32%	51.30%	51.50%
Risk-free interest rate	0.35%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.36)%	(0.18)%
Expected life	3	3	3	3	3	3	3
Exercise price	5.17	6.52	11.94	11.94	11.94	25.31	25.31
Stock price	1.09	10.24	10.20	10.20	10.20	25.75	20.50
Fair value	0.10	5.30	3.31	3.31	3.31	9.22	5.94

The weighted average fair value of warrants granted during the year was  €8.31 in 2021, €3.31 in 2020 and €5.30 in 2019. The weighted average remaining contractual life for the share options outstanding as at December 31 was 3.7 in 2021, 3.4 in 2020 and 2.5 in 2019.

15.4.    Cash-settled share-based payment transactions

The Company has signed a service agreement with ActuaRisk Consulting SRL in 2014 and amended afterwards for an indefinite period which includes a variable compensation for the services delivered under the service agreement. The variable compensation will become payable upon an “Exit of the Company” (“Exit”), unless ActuaRisk Consulting SRL becomes a bad leaver as defined in the service agreement prior to the Exit. The variable compensation can be invoiced by ActuaRisk Consulting SRL, as from the 6th month following an Exit at an amount equal to the closing trading of the Shares of the company at the time of invoice multiplied by the number of the then outstanding shares adjusted with then outstanding warrants and multiplied by a variable % between  0.0 % and 0.5% depending on the exit value. The exercise period has no maturity. The vesting period is variable and starts at the signing date of the service agreement and the expected date of an Exit. The vesting term was estimated at December 31, 2019 at 82 months. The IPO completed on September 21, 2020 qualifies as an Exit under the service agreement and as such the rights are vested at December 31, 2020.

This arrangement qualifies as a cash-settled share-based payment transaction. The arrangement with ActuaRisk Consulting SRL has vested in full on September 21, 2020 and was exercised on July 12, 2021 for an amount of €3.7 million. The liability for the cash-settled share-based payment arrangements amounts to €1.8 million at December 31, 2020 with an expense recognized in general and administrative expense of  €1.9 million (2020: €2.0 million).